ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Nordicus Partners Corporation (the “Company” “Nordicus”) was founded in 1993 as a subsidiary of PolyMedica Corporation. On January 31, 2020, we completed the sale of substantially all of our assets (the “Asset Sale”) for a total purchase price of $7,250,000 pursuant to an Asset Purchase Agreement entered into between us and Mitsubishi Chemical Performance Polymers, Inc., a Delaware corporation (“MCPP”). Prior to the Closing Date, we developed and manufactured advanced polymer materials which provided critical characteristics in the design and development of medical devices. Our biomaterials were marketed and sold to medical device manufacturers who used our advanced polymers in devices designed for treating a broad range of anatomical sites and disease states.

As a result of the Asset Sale, we ceased operating as a developer, manufacturer, marketer and seller of advanced polymers. Subsequent to the Closing Date, we became engaged in efforts to identify either an (i) operating company to acquire or merge with through an equity-based exchange transaction or (ii) investor interested in purchasing a majority interest in our common stock, whereby either transaction would likely result in a change in control. On October 12, 2021, we entered into a Stock Purchase Agreement (the “SPA”) with Reddington Partners LLC, a California limited liability company (“Reddington”) providing for the purchase of a total of 5,114,475 of our common stock, on a post-split basis, or approximately 90% of our total shares of common stock outstanding for total cash consideration of $400,000. Reddington purchased in two tranches on October 12, 2021 and March 15, 2022.

On March 3, 2020, we filed a Certificate of Amendment to the Company’s Certificate of Incorporation, which amendment was unanimously approved by our Board of Directors, to change our name AdvanSource Biomaterials Corporation to EKIMAS Corporation.

Pursuant to the SPA, the Company effectuated a 1-for 50 reverse stock split on March 11, 2022 (the “Reverse Split”). Accordingly, on a post-split basis, the shares purchased in connection with the First Closing resulted in Reddington owning 422,725 shares of our common stock. As set forth in the SPA, Reddington then purchased from us on March 15, 2022, an additional 4,691,750 shares of our common stock, on a post-split basis (the “Second Closing”). After the issuance thereof Reddington owned 5,114,475 shares of our common stock, or approximately 90% of our total shares of common stock outstanding.

On February 23, 2023, the Company and Nordicus Partners A/S, a Danish stock corporation, consummated the transactions contemplated by that certain Contribution Agreement (the “Contribution Agreement”) by and among the Company, Nordicus, GK Partners, Henrik Rouf and Life Science Power House ApS (“LSPH”). GK Partners, Rouf and LSPH are collectively referred to herein as the “Sellers”, and each individually as a “Seller”). Pursuant to the Contribution Agreement the Sellers contributed, transferred, assigned and conveyed to the Company all right, title and interest in and to one hundred percent (100%) of the issued and outstanding capital stock of Nordicus for an aggregate of 2,500,000 shares of the Company’s common stock, par value $0.001 per share. As a result of the Business Combination, Nordicus became a 100% wholly owned subsidiary of the Company.

On May 17, 2023, the Company changed its name to Nordicus Partners Corporation and its ticker symbol to NORD.

On June 9, 2023, Tom Glaesner Larsen resigned from the Company’s board of directors, and the remaining board members appointed Henrik Keller as his replacement.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Nordicus Partners Corporation (the “Company”) was founded in 1993 as a subsidiary of PolyMedica Corporation. On January 31, 2020, we completed the sale of substantially all of our assets (the “Asset Sale”) for a total purchase price of $7,250,000 pursuant to an Asset Purchase Agreement entered into between us and Mitsubishi Chemical Performance Polymers, Inc., a Delaware corporation (“MCPP”). Prior to the Closing Date, we developed and manufactured advanced polymer materials which provided critical characteristics in the design and development of medical devices. Our biomaterials were marketed and sold to medical device manufacturers who used our advanced polymers in devices designed for treating a broad range of anatomical sites and disease states.

As a result of the Asset Sale, we ceased operating as a developer, manufacturer, marketer and seller of advanced polymers. Subsequent to the Closing Date, we became engaged in efforts to identify either an (i) operating company to acquire or merge with through an equity-based exchange transaction or (ii) investor interested in purchasing a majority interest in our common stock, whereby either transaction would likely result in a change in control. On October 12, 2021, we entered into a Stock Purchase Agreement (the “SPA”) with Reddington Partners LLC, a California limited liability company (“Reddington”) providing for the purchase of a total of 5,114,475 of our common stock, on a post-split basis, or approximately 90% of our total shares of common stock outstanding for total cash consideration of $400,000. Reddington purchased in two tranches on October 12, 2021 and March 15, 2022.

On March 3, 2020, we filed a Certificate of Amendment to the Company’s Certificate of Incorporation, which amendment was unanimously approved by our Board of Directors, to change our name AdvanSource Biomaterials Corporation to EKIMAS Corporation.

Pursuant to the SPA, the Company effectuated a 1-for 50 reverse stock split on March 11, 2022 (the “Reverse Split”). Accordingly, on a post-split basis, the shares purchased in connection with the First Closing resulted in Reddington owning 422,725 shares of our common stock. As set forth in the SPA, Reddington then purchased from us on March 15, 2022, an additional 4,691,750 shares of our common stock, on a post-split basis (the “Second Closing”). After the issuance thereof Reddington owned 5,114,475 shares of our common stock, or approximately 90% of our total shares of common stock outstanding.

On February 23, 2023, we and Nordicus Partners A/S, a Danish stock corporation, consummated the transactions contemplated by that certain Contribution Agreement (the “Contribution Agreement”) by and among us, Nordicus, GK Partners, Henrik Rouf and Life Science Power House ApS (“LSPH”). GK Partners, Rouf and LSPH are collectively referred to herein as the “Sellers”, and each individually as a “Seller”). Pursuant to the Contribution Agreement the Sellers contributed, transferred, assigned and conveyed to us all right, title and interest in and to one hundred percent (100%) of our issued and outstanding capital stock for an aggregate of 2,500,000 shares of our common stock, par value $0.001 per share. As a result of the Business Combination, Nordicus Partners A/S became our 100% wholly owned subsidiary.

On May 17, 2023, we changed our name to Nordicus Partners Corporation and our ticker symbol to NORD.